Consolidated Statement of Cash Flows (Parentheticals) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement Of Cash Flows [Abstract]
Amortization of stock based compensation	$ 10,275	$ 140,323	$ 179,965	$ 26,377
Commitment fee	$ 39,000